Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities and Other Liabilities [Abstract]
Accrued marketing expenses	$ 6,488	$ 3,158	$ 4,083
Vehicle related expenses	8,234	8,923	4,015
Sales taxes	11,304	7,455	2,049
Accrued compensation and benefits	2,654	3,386	2,877
Accrued professional services	5,537	2,964	1,955
Accrued Series H preferred stock issuance costs		5,020
Lease exit costs		531	1,375
Other	6,681	7,585
Other, excluding lease exit costs		7,054	5,211
Total accrued expenses	$ 40,898	$ 38,491	$ 21,565